May 4, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:  Document Control - EDGAR

RE:    IDS Life of New York Variable Annuity Account
       File Nos. 333-91691/811-07623
          RiverSource Retirement Advisor Variable Annuity(SM)
          RiverSource Retirement Advisor Advantage(SM) Variable Annuity RiverSource Retirement Advisor Select(SM) Variable Annuity RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity RiverSource Retirement Advisor Select Plus(SM) Variable Annuity


Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-3678 or Boba Selimovic at (612) 671-7449.

Very truly yours,



/s/  Mary Ellyn Minenko
----------------------
Mary Ellyn Minenko
Assistant General Counsel